Investment Strategy - Tema Space Innovators ETF	Mar. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that are engaged in “space-related business”.

A company is engaged in “space-related business” if at least 50% of their annual revenue is related to products or services performing any kind of function that is carried out by hardware, software or humans physically located in space. Examples of a “space-related business’ include space exploration (including design of commercial space crafts, space tourism, scientific research or delivery of equipment or cargo to space); rockets and propulsion systems (including products and services directly related to space vehicle systems or equipment, space pay-load, or other materials and equipment used to build space crafts or other vehicles used in space); satellite equipment and communications solutions (including systems and software for satellite-based communication) and other satellite equipment (including satellite equipment, systems or software for areas such as research, earth observation, space imaging or GPS); orbital and suborbital platforms for launching, servicing and operating rockets, satellites, and systems in space; operating, deploying and maintaining any form of space system from launch vehicle to satellites; and software and data collected from space and used for imagery or intelligence purposes. The definition also includes companies whose products and services are used wholly on earth but have an intricate link to space. For example, companies in the global positioning system (GPS) navigation system business.

The Fund may also invest in companies where a space-related service or product plays a significant role in the generation of revenues but is less than 50% of the annual revenue. An example of this is an aerospace or defense company that manufactures systems and hardware involving space but does not derive more than 50% of its annual revenue from said “space-related business”.

“Space” is defined as the region beyond Earth’s atmosphere, generally considered to begin at an altitude of approximately 100 kilometers (62 miles) above mean sea level (the ‘Kármán line’), including Earth orbit and cislunar space. This definition is supported by international aeronautics standard bodies and other organizations such as the Federation Aeronautique Internationale.

The term “Innovators” refers to companies that the Adviser believes are engaged in the development, advancement, or commercialization of new or emerging technologies, products, services, or business models related to space-related business. The Adviser’s determination of whether a company is an “innovator” is based on qualitative and quantitative factors, which may include, but is not limited to, the company’s research and development activities, intellectual property, capital investment in new technologies, and the extent to which its products or services contribute to the evolution of the space economy. The term “Innovators” is descriptive in nature and does not require that a company be newly formed or that innovation constitute a specific percentage of the company’s revenues.

The Adviser believes that in the future, additional companies engaged in other space-related businesses will emerge. These businesses would include space related scientific research, space colonization/infrastructure; space resource exploration/extraction; space-based military/defense systems; expanded space tourism, including transportation and hospitality; and space technologies that enable the space economy.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund will invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States and Canada. The Fund may invest up to 25% of its assets in securities of companies located in emerging markets, as defined by Morgan Stanley Capital International (MSCI) categorization. MSCI defines emerging markets, as opposed to developed markets, as countries with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. Currently, MSCI deems the following countries to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may also invest in depositary receipts of foreign corporations.

The Fund may invest, to the extent permissible under applicable law, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Adviser integrates environmental, social and corporate governance (“ESG”) considerations into its investment analysis. This is in support of both the objective of maximizing return and the broader analysis of risks associated with individual companies. The Adviser, however, does not use ESG considerations to limit, restrict or otherwise exclude companies or sectors from the Fund’s investment universe.

ESG factors in this context include, but are not limited to, the impact on or from climate change, natural resource use, waste management practices, human capital management, product safety, supply chain management, corporate governance, business ethics and advocacy for governmental policy.

As part of its investment analysis the Adviser will consider the following, which form part of a holistic assessment of each individual investment opportunity that itself determines selection of the highest conviction securities into the portfolio that the Adviser believes represent the best risk reward for investors:

●	The Adviser, as part of its company assessment, will look closely at any material non-financial and ESG related risks that might significantly impair the future financial performance of the company. Such risks will be given equal prominence in analysis to any financial only risks. ESG considerations may not be applicable to all types of instruments or investments.

●	Where deemed appropriate the Adviser may engage with companies directly on issues, either through meetings or in written form. This includes but is not limited to improving governance practices, aligning management incentives, and increasing transparency of ESG practices.

In making these considerations the Adviser will use both internal and external data sources and analyses including, but not limited to, those provided by companies directly or by third parties. These considerations also inform monitoring of existing positions.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments collectively in the following industries: communications, industrials, information technology and materials. The Fund will invest a significant amount of its total assets in the aerospace and defense sector.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that are engaged in “space-related business”.